Unproved Mineral Properties: Schedule of Exploration Expenses (Details) (Perth Project, USD $)	1 Months Ended
	Apr. 30, 2017	Oct. 30, 2016	Apr. 30, 2016	Oct. 30, 2015	Apr. 30, 2015	Oct. 30, 2014	Apr. 30, 2014	Oct. 30, 2013	Apr. 30, 2013
Perth Project
Option payments received									$ 37,500
Option Payments due to company	250,000	250,000	125,000	100,000	100,000	50,000	50,000	37,500
Exploration expenses to be incured	1,000,000		1,000,000		1,000,000		500,000
Total agreed purchase amount									1,000,000
Total exploration expenses agreed to be incurred									$ 3,500,000